Note 15 - Cash and Cash Equivalents - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Restricted cash	$ 280	$ 216
Cash and cash equivalents	133,888	139,271
Total	$ 134,168	$ 139,487	$ 177,873	$ 33,207